Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Schedule of lease related assets and liabilities
Classification on the Balance Sheet	September 30, 2021	December 31, 2020
	(in thousands)
Operating lease right of use assets	$26	$45
Total lease assets	$26	$45

Current operating lease liabilities	$26	$25

Long-term operating lease liabilities	$—	$20
Total lease liabilities	$26	$45

		December 31,	December 31,
(in thousands)	Classification on the Balance Sheet	2020	2019
Assets
Operating lease assets	Operating lease right of use assets	$45	$122
	Total lease assets	$45	$122

Liabilities
Current liabilities:
Operating lease liabilities	Current operating lease liabilities	$25	$86
Noncurrent liabilities:
Operating lease liabilities	Long-term operating lease liabilities	$20	$27
	Total lease liabilities	$45	$113

Schedule of operating lease cost
	Three Months Ended September 30,		Nine Months Ended September 30,
Classification	2021	2020	2021	2020
	(in thousands)		(in thousands)
General and administrative expenses	$7	$12	$20	$22
Total lease cost	$7	$12	$20	$22

(in thousands)		Years Ended December 31,
Lease cost	Classification	2020	2019
Operating lease cost	General and administrative expenses	$45	$60
	Total lease cost	$45	$60

Schedule of cash flow information related to leases
	Nine Months Ended September 30,
	2021	2020
	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$20	$15
Supplemental non-cash amounts of lease liabilities arising from obtaining right-of-use assets/(decrease) of lease liability due to cancellation of leases	—	(34)

	Years Ended December 31,
(in thousands)	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$41	$61
Supplemental non-cash amounts of lease liabilities arising from obtaining right-of-use assets/(decrease) of lease liability due to cancellation of leases	$(31)	$176

Schedule of weighted average remaining lease terms and weighted average discount rates
	September 30, 2021	December 31, 2020
Weighted average remaining lease term - operating leases	1.00 years	1.75 years
Weighted average discount rate - operating leases	12.00%	12.00%

	December 31,	December 31,
	2020	2019
Weighted average remaining lease term - operating leases	1.75 years	1.67 years
Weighted average discount rate - operating leases	12.00%	12.00%

Schedule of reconciles the fixed component of the undiscounted cash flows
Amounts due in	Operating Leases
(in thousands)
2021	$25
2022	20
2023	—
Total minimum lease payments	45
Less: effect of discounting	—
Present value of future minimum lease payments	45
Less: current obligations under leases	(25)
Long-term lease obligations	$20